Schedule II Valuation Accounts	12 Months Ended
Dec. 31, 2019
Valuation And Qualifying Accounts [Abstract]
Schedule II Valuation Accounts

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

Valuation Accounts

Years ended December 31, 2019, 2018 and 2017

(All currency expressed in United States dollars in thousands)

	Balance at	Additions		Balance at
	Beginning of	Charged to		End of
	Year	Expense	Deductions	Year
December 31, 2017
Accounts receivable, allowance for doubtful accounts (1)	$40,415	$1,201	$(33,984)	$7,632
December 31, 2018
Accounts receivable, allowance for doubtful accounts (1)	$7,632	$3,574	$(5,477)	$5,729
December 31, 2019
Accounts receivable, allowance for doubtful accounts	$5,729	$2,096	$(1,526)	$6,299

(1)

Amounts as of December 31, 2018 and 2017 have been reclassified to report the gross amounts of accounts receivable arising from the managed fleet instead of the net presentation (see Note 2 “Immaterial Reclassification of Prior Period Presentation”).